Net Loss Per Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Net loss from continuing operations | ¥		¥ (20,173)		¥ (1,329)
Less: Net loss attributable to the noncontrolling interests
Net loss attributable to owners of the Company from continuing operations		(20,173)	(2,885)	(1,329)
Less: Distributed earnings to New Dragon (Note 19) | ¥		1,104		1,062
Net loss attributable to ordinary shares of the Company from continuing operations | ¥		(21,277)		(2,391)
Net gain (loss) from discontinued operations		(1,829,116)	(261,560)	314,489
Less: Net income attributable to the noncontrolling interests				81,050
Net income (loss) attributable to ordinary shares of the Company from discontinued operations | ¥		(1,829,116)		233,439
Net loss attributable to ordinary shares of the Company | ¥		¥ (1,850,393)		¥ 231,048
Weighted average number of ordinary shares outstanding (in Shares) | shares	[1]	184,208,961	184,208,961	4,139,417
Basic net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | (per share)	[1]	¥ (0.116)	$ (0.017)	¥ (0.578)
Diluted net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | (per share)	[1]	(0.116)	(0.017)	(0.578)
Basic net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share) | (per share)	[1]	(9.93)	(1.42)	56.394
Diluted net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share) | (per share)	[1]	(9.93)	(1.42)	56.394
Basic net loss per class A ordinary share (in Yuan Renminbi per share) | (per share)	[1]	(10.045)	(1.436)	55.817
Diluted net loss per class A ordinary share (in Yuan Renminbi per share) | (per share)	[1]	(10.045)	$ (1.436)	55.817
Class A Ordinary Shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Basic net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share)		(0.116)		(0.578)
Diluted net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share)		(0.116)		(0.578)
Basic net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share)		(9.93)		56.394
Diluted net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share)		(9.93)		56.394
Basic net loss per class A ordinary share (in Yuan Renminbi per share)		(10.045)		55.817
Diluted net loss per class A ordinary share (in Yuan Renminbi per share)		¥ (10.045)		¥ 55.817

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025